Prepayments	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Prepayments

8. Prepayments

	As of	As of
	June 30, 2026	December 31, 2025
Prepayment for purchases	$116,330	$78,070
Prepaid sales tax	165,302	152,890
Prepayment for business expansion (Note)	423,960	-
Other prepayments	77,001	78,729
	$782,593	$309,689

Note: The payment was related the expenses incurred for expansion our market to overseas after entering into an exclusive global distribution agreement with Patriot Green Energy Technology (“PSSB”), a next-generation solid-state battery developer/manufacturer with a significant minority investment from Taiwan’s ITRI, making J-Star the sole global distributor of PSSB products for electric assist bicycles and electric motorcycles and a non-exclusive distributor for PSSB’s other products.